Stockholders' Deficit (Details Narrative) - USD ($)											12 Months Ended
	Jul. 30, 2020	Feb. 19, 2020	Sep. 26, 2019	Aug. 14, 2019	Aug. 08, 2019	Apr. 05, 2019	Mar. 20, 2019	Mar. 09, 2019	Mar. 20, 2018	Feb. 16, 2009	Dec. 31, 2020	Aug. 08, 2020	Dec. 31, 2019	Mar. 08, 2019	Dec. 17, 2013
Number of shares issued			766,667	7,967,871			4,052,652
Share price							$ 0.0695
Proceeds from issuance of common stock													$ 1,000,000
Warrants to purchase up share			1,000,000	8,000,000
Warrant exercise price per share											$ 0.16		$ 0.001
Stock issued during period, value							$ 281,659						$ 1,000,000
Issuance of common stock in connection with cashless exercise	9,941,623										10,000,000		9,000,000
Warrants term											5 years
Fair value of adjustments of warrants											$ 2,599,066
Number of warrants cancelled
Preferred stock, no par value
Preferred stock, shares authorized										Unlimited	Unlimited		Unlimited
Contribution of capital											$ 17,495
Common Stock Class A [Member]
Common stock, no par value
Common stock, shares authorized										Unlimited	Unlimited		Unlimited
Common Stock Class B [Member]
Common stock, no par value
Common stock, shares authorized										Unlimited	Unlimited		Unlimited
Preferred Stock Series A [Member]
Preferred stock, no par value
Preferred stock, shares authorized															2
University of Notre Dame [Member]
Stock issued during period, value							38,500
Accounts payable							$ 243,159
Common Stock and Warrants [Member]
Number of shares issued								14,797,278
6 Cent Warrants [Member]
Warrants to purchase up share														14,797,278
Warrant exercise price per share														$ 0.06
8 Cent Warrants [Member]
Warrants to purchase up share								7,398,639
Warrant exercise price per share								$ 0.08
Warrant [Member]
Warrant exercise price per share								$ 0.06			0.001		0.001
Warrant expiration date								Mar. 08, 2021
Issuance of common stock in connection with cashless exercise	10,000,000
Warrant One [Member]
Warrant exercise price per share								$ 0.06			0.056		0.056
Warrant expiration date								Mar. 08, 2022
Warrant Two [Member]
Warrant exercise price per share								$ 0.08			0.04		0.04
Warrant expiration date								Mar. 08, 2022
Warrant Three [Member]
Warrant exercise price per share								$ 0.08			$ 0.06		$ 0.06
Warrant expiration date								Mar. 08, 2023
Common Stock Warrants and Options [Member]
Number of shares issued		20,000,000			2,000,000
Share price		$ 0.115			$ 0.2299
Warrants to purchase up share									600,000
Warrant exercise price per share									$ 0.001
Option term		20 years			2 years
Fair value of options		$ 2,198,411			$ 267,574
Common stock warrants and options, description		Options will be exercisable on February 19, 2025, and for a period of 15 years expiring on February 19, 2040.			Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024.				Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022.
Share based compensation											$ 2,198,411		$ 267,574
Warrants term									4 years
Fair value of adjustments of warrants									$ 19,915
Warrants cancelled amount						$ 6,000
Number of warrants cancelled						600,000
Common Stock Warrants and Options One [Member]
Number of shares issued		6,000,000
Share price		$ 0.115
Option term		10 years
Fair value of options		$ 626,047
Common stock warrants and options, description		Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030.
Share based compensation											272,673
Common Stock Warrants and Options Two [Member]
Number of shares issued		1,340,000
Share price		$ 0.115
Option term		7 years
Fair value of options		$ 133,063
Common stock warrants and options, description		Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
Share based compensation											40,935
Common Stock Warrants and Options One [Member]
Number of shares issued					2,000,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 267,574
Common stock warrants and options, description					Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025.
Share based compensation											161,568
Common Stock Warrants and Options Two [Member]
Number of shares issued					2,000,000
Share price					$ 0.2299
Option term					3 years
Fair value of options					$ 291,842
Common stock warrants and options, description					Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation											146,121
Common Stock Warrants and Options Three [Member]
Number of shares issued					1,000,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 118,874
Common stock warrants and options, description					Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.
Share based compensation													118,874
Common Stock Warrants and Options Four [Member]
Number of shares issued					1,000,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 118,874
Common stock warrants and options, description					Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024.
Share based compensation													118,874
Common Stock Warrants and Options Five [Member]
Number of shares issued												125,000
Share price					$ 0.2299
Option term												2 years
Fair value of options												$ 14,859
Common stock warrants and options, description												Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.
Share based compensation													14,859
Common Stock Warrants and Options Six [Member]
Number of shares issued					125,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 16,723
Common stock warrants and options, description					Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025.
Share based compensation											10,098
Common Stock Warrants and Options Seven [Member]
Number of shares issued					125,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 18,240
Common stock warrants and options, description					Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation											9,133
Common Stock Warrants and Options Eight [Member]
Number of shares issued					125,000
Share price					$ 0.2299
Option term					2 years
Fair value of options					$ 19,525
Common stock warrants and options, description					Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027.
Share based compensation											6,520
Common Stock Warrants and Options [Member]
Warrants expenses													$ 19,915
Chief Financial Officer [Member]
Contribution of capital											$ 17,495
Purchase Agreement [Member] | Investor [Member]
Number of shares issued								14,797,278
Share price								$ 0.06758
Proceeds from issuance of common stock								$ 1,000,000